TAXATION (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION
Current income tax expense		(317,283,820)	(265,574,760)	(223,144,541)
Deferred tax benefit		22,757,864	3,388,535	14,471,531
Adjustments to deferred tax assets/liabilities for enacted CIT rate change				3,656,049
Income tax expense	$ (47,274,676)	(294,525,956)	(262,186,225)	(205,016,961)